Employee Benefits - Additional Information (Detail) - yr	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [abstract]
Weighted average duration of total benefit obligation	14.4	15.3	15.3